Investment in Unconsolidated Affiliates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Investment in Unconsolidated Affiliate [Abstract]
Distributions	$ 7.0		$ 10.9		$ 0.4
Equity in income	18.9		14.8		2.0
Investments in unconsolidated affiliates	270.8		61.1
Undistributed Earnings	(174.6)	[1]
Gulf Coast Fractionators
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	38.75%		38.75%
Investment in Unconsolidated Affiliate [Abstract]
Distributions	11.0		12.0		2.3
Equity in income	17.1		14.8		2.0
Investments in unconsolidated affiliates	54.1	[2]	61.1	[2]
Undistributed Earnings	(13.1)
Howard Energy Partners
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	30.60%
Investment in Unconsolidated Affiliate [Abstract]
Distributions	12.7	[3]	0	[3]	0	[3]
Equity in income	1.8	[3]	0	[3]	0	[3]
Investments in unconsolidated affiliates	216.7		0
Total
Investment in Unconsolidated Affiliate [Abstract]
Distributions	23.7		12.0		2.3
Equity in income	$ 18.9		$ 14.8		$ 2.0

[1]	* The 2014 amounts consist only of the period from March 7, 2014 through December 31, 2014.
[2]	Devon retained $13.1 million of the undistributed earnings due from GCF, as of March 7, 2014 when the GCF contractual right allocating the benefits and burdens of the 38.75% ownership interest in GCF to the Partnership became effective. The $13.1 million of the undistributed earnings was reflected as a reduction in the GCF investment on March 7, 2014.
[3]	Includes income and distributions for the period from March 7, 2014 through December 31, 2014.